Fair Value Measurements - Summary of Fair Value Measurement Inputs and Valuation Techniques (Detail)	Dec. 31, 2021	Dec. 31, 2020
2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business Combination, Contingent Consideration, Liability, Measurement Input		2.2
2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business Combination, Contingent Consideration, Liability, Measurement Input		2.3
2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business Combination, Contingent Consideration, Liability, Measurement Input		2.3
Measurement Input, Discount Rate [Member] | 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.6
Measurement Input, Discount Rate [Member] | 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.7
Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business Combination, Contingent Consideration, Liability, Measurement Input	25	20
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business Combination, Contingent Consideration, Liability, Measurement Input	11	14